Income taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income taxes [Abstract]
Statutory income tax rate			0.00%
Effective income tax rate	(3.20%)	7.20%	(5.50%)	10.20%